UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Templeton Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/14

Item 1. Schedule of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, March 31, 2014 (unaudited)

Franklin LifeSmart 2015 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	227,281	$2,413,728
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	82,238	782,903
		3,196,631
Domestic Equity 27.6%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	13,127	1,860,875
[a,b]Franklin DynaTech Fund, Class R6	97,726	4,374,201
[a,b]Franklin Flex Cap Growth Fund, Class R6	12,790	733,524
[a]Franklin Growth Fund, Class R6	27,207	1,816,595
[a,b]Franklin Growth Opportunities Fund, Class R6	30,643	945,945
[a]Franklin MicroCap Value Fund, Class R6	19,909	794,757
[a]Franklin Real Estate Securities Fund, Class R6	35,500	668,111
[a]Franklin Rising Dividends Fund, Class R6	83,772	4,103,160
[a,b]Franklin Small Cap Growth Fund, Class R6	45,836	927,713
[a]Franklin Utilities Fund, Class R6	110,171	1,785,876
iShares Core S&P 500, ETF	11,915	2,242,045
		20,252,802
Domestic Fixed Income 33.9%
[a]Franklin Low Duration Total Return Fund, Class R6	744,067	7,552,280
[a]Franklin Strategic Income Fund, Class R6	406,889	4,296,744
[a]Franklin U.S. Government Securities Fund, Class R6	1,357,251	8,822,130
iShares Intermediate Credit Bond, ETF	38,315	4,178,634
		24,849,788
Foreign Equity 13.4%
[a]Franklin International Growth Fund, Class R6	15,330	175,225
[a]Franklin International Small Cap Growth Fund, Class R6	149,090	3,394,768
[a]Mutual European Fund, Class R6	96,853	2,400,978
[a]Templeton China World Fund, Class R6	16,327	560,491
[a]Templeton Foreign Fund, Class R6	149,998	1,237,487
[a]Templeton Frontier Markets Fund, Class R6	61,263	1,113,755
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	19,835	938,989
		9,821,693
Foreign Fixed Income 19.1%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	188,690	2,224,654
[a]Templeton Global Total Return Fund, Class R6	876,945	11,759,828
		13,984,482
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $64,505,497)

98.3%		72,105,396
Short Term Investments (Cost $1,242,886) 1.7%
Money Market Funds 1.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,242,886	1,242,886

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $65,748,383) 100.0%		73,348,282

Other Assets, less Liabilities (0.0)%†		(26,067)
Net Assets 100.0%		$73,322,215

† Rounds to less than 0.1% of net assets.
a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, March 31, 2014 (unaudited)

Franklin LifeSmart 2020 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	9,601	$101,960
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	5,629	53,588
		155,548
Domestic Equity 38.8%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	920	130,479
[a,b]Franklin DynaTech Fund, Class R6	9,895	442,894
[a,b]Franklin Flex Cap Growth Fund, Class R6	1,255	71,959
[a]Franklin Growth Fund, Class R6	3,668	244,894
[a,b]Franklin Growth Opportunities Fund, Class R6	2,860	88,284
[a]Franklin MicroCap Value Fund, Class R6	1,620	64,687
[a]Franklin Real Estate Securities Fund, Class R6	3,425	64,453
[a]Franklin Rising Dividends Fund, Class R6	8,230	403,125
[a,b]Franklin Small Cap Growth Fund, Class R6	3,966	80,280
[a]Franklin Utilities Fund, Class R6	11,267	182,631
iShares Core S&P 500, ETF	828	155,805
		1,929,491
Domestic Fixed Income 22.7%
[a]Franklin Low Duration Total Return Fund, Class R6	34,604	351,235
[a]Franklin Strategic Income Fund, Class R6	19,924	210,402
[a]Franklin U.S. Government Securities Fund, Class R6	66,093	429,603
iShares Intermediate Credit Bond, ETF	1,290	140,688
		1,131,928
Foreign Equity 19.1%
[a]Franklin International Growth Fund, Class R6	1,532	17,511
[a]Franklin International Small Cap Growth Fund, Class R6	16,063	365,755
[a]Mutual European Fund, Class R6	9,202	228,121
[a]Templeton China World Fund, Class R6	1,463	50,231
[a]Templeton Foreign Fund, Class R6	14,456	119,264
[a]Templeton Frontier Markets Fund, Class R6	5,649	102,694
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	1,396	66,087
		949,663
Foreign Fixed Income 13.1%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	8,042	94,819
[a]Templeton Global Total Return Fund, Class R6	41,512	556,672
		651,491
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $4,675,975) 96.8%		4,818,121

Other Assets, less Liabilities 3.2%		157,135
Net Assets 100.0%		$4,975,256

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, March 31, 2014 (unaudited)

Franklin LifeSmart 2025 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.2%
[a]Franklin K2 Alternative Strategies Fund, Class R6	294,487	$3,127,449
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	106,500	1,013,877
		4,141,326
Domestic Equity 49.3%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	29,620	4,198,910
[a,b]Franklin DynaTech Fund, Class R6	252,946	11,321,871
[a,b]Franklin Flex Cap Growth Fund, Class R6	27,963	1,603,687
[a]Franklin Growth Fund, Class R6	63,925	4,268,295
[a,b]Franklin Growth Opportunities Fund, Class R6	64,496	1,990,985
[a]Franklin MicroCap Value Fund, Class R6	38,376	1,531,983
[a]Franklin Real Estate Securities Fund, Class R6	76,447	1,438,739
[a]Franklin Rising Dividends Fund, Class R6	212,876	10,426,667
[a,b]Franklin Small Cap Growth Fund, Class R6	131,682	2,665,250
[a]Franklin Utilities Fund, Class R6	256,866	4,163,796
iShares Core S&P 500, ETF	26,610	5,007,204
		48,617,387
Domestic Fixed Income 13.3%
[a]Franklin Low Duration Total Return Fund, Class R6	359,028	3,644,139
[a]Franklin Strategic Income Fund, Class R6	202,550	2,138,924
[a]Franklin U.S. Government Securities Fund, Class R6	711,395	4,624,064
iShares Intermediate Credit Bond, ETF	25,000	2,726,500
		13,133,627
Foreign Equity 22.9%
[a]Franklin International Growth Fund, Class R6	43,150	493,207
[a]Franklin International Small Cap Growth Fund, Class R6	370,135	8,427,972
[a]Mutual European Fund, Class R6	217,257	5,385,791
[a]Templeton China World Fund, Class R6	39,327	1,350,098
[a]Templeton Foreign Fund, Class R6	303,820	2,506,516
[a]Templeton Frontier Markets Fund, Class R6	131,788	2,395,912
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	44,265	2,095,505
		22,655,001
Foreign Fixed Income 7.4%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	95,291	1,123,480
[a]Templeton Global Total Return Fund, Class R6	457,771	6,138,712
		7,262,192
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $79,131,784)

97.1%		95,809,533
Short Term Investments (Cost $2,750,186) 2.8%
Money Market Funds 2.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	2,750,186	2,750,186

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $81,881,970) 99.9%		98,559,719

Other Assets, less Liabilities 0.1%		144,671
Net Assets 100.0%		$98,704,390

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, March 31, 2014 (unaudited)

Franklin LifeSmart 2030 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 2.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	5,038	$53,504
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	2,255	21,469
		74,973
Domestic Equity 48.2%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	640	90,659
[a,b]Franklin DynaTech Fund, Class R6	6,526	292,097
[a,b]Franklin Flex Cap Growth Fund, Class R6	779	44,673
[a]Franklin Growth Fund, Class R6	2,151	143,646
[a,b]Franklin Growth Opportunities Fund, Class R6	1,656	51,120
[a]Franklin MicroCap Value Fund, Class R6	1,101	43,963
[a]Franklin Real Estate Securities Fund, Class R6	2,204	41,474
[a]Franklin Rising Dividends Fund, Class R6	5,314	260,259
[a,b]Franklin Small Cap Growth Fund, Class R6	3,429	69,412
[a]Franklin Utilities Fund, Class R6	6,886	111,626
iShares Core S&P 500, ETF	488	91,827
		1,240,756
Domestic Fixed Income 11.9%
[a]Franklin Low Duration Total Return Fund, Class R6	9,380	95,205
[a]Franklin Strategic Income Fund, Class R6	5,379	56,806
[a]Franklin U.S. Government Securities Fund, Class R6	17,159	111,536
iShares Intermediate Credit Bond, ETF	400	43,624
		307,171
Foreign Equity 23.0%
[a]Franklin International Growth Fund, Class R6	1,121	12,812
[a]Franklin International Small Cap Growth Fund, Class R6	9,994	227,559
[a]Mutual European Fund, Class R6	5,308	131,578
[a]Templeton China World Fund, Class R6	1,113	38,202
[a]Templeton Foreign Fund, Class R6	8,488	70,026
[a]Templeton Frontier Markets Fund, Class R6	3,732	67,849
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	933	44,168
		592,194
Foreign Fixed Income 7.3%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	2,523	29,741
[a]Templeton Global Total Return Fund, Class R6	11,893	159,492
		189,233
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $2,332,341) 93.3%		2,404,327

Other Assets, less Liabilities 6.7%		171,434
Net Assets 100.0%		$2,575,761

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, March 31, 2014 (unaudited)

Franklin LifeSmart 2035 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.2%
[a]Franklin K2 Alternative Strategies Fund, Class R6	213,783	$2,270,378
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	74,114	705,564
		2,975,942
Domestic Equity 55.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	25,448	3,607,491
[a,b]Franklin DynaTech Fund, Class R6	198,436	8,881,989
[a,b]Franklin Flex Cap Growth Fund, Class R6	24,453	1,402,389
[a]Franklin Growth Fund, Class R6	56,668	3,783,750
[a,b]Franklin Growth Opportunities Fund, Class R6	44,953	1,387,706
[a]Franklin MicroCap Value Fund, Class R6	28,190	1,125,362
[a]Franklin Real Estate Securities Fund, Class R6	61,566	1,158,666
[a]Franklin Rising Dividends Fund, Class R6	168,331	8,244,858
[a,b]Franklin Small Cap Growth Fund, Class R6	94,197	1,906,538
[a]Franklin Utilities Fund, Class R6	217,859	3,531,495
iShares Core S&P 500, ETF	21,270	4,002,376
		39,032,620
Domestic Fixed Income 8.5%
[a]Franklin Low Duration Total Return Fund, Class R6	162,870	1,653,135
[a]Franklin Strategic Income Fund, Class R6	91,339	964,538
[a]Franklin U.S. Government Securities Fund, Class R6	303,784	1,974,598
iShares Intermediate Credit Bond, ETF	12,870	1,403,602
		5,995,873
Foreign Equity 25.4%
[a]Franklin International Growth Fund, Class R6	31,994	365,689
[a]Franklin International Small Cap Growth Fund, Class R6	284,877	6,486,653
[a]Mutual European Fund, Class R6	170,309	4,221,970
[a]Templeton China World Fund, Class R6	32,130	1,103,009
[a]Templeton Foreign Fund, Class R6	258,581	2,133,292
[a]Templeton Frontier Markets Fund, Class R6	107,684	1,957,701
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	35,515	1,681,280
		17,949,594
Foreign Fixed Income 4.6%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	45,868	540,778
[a]Templeton Global Total Return Fund, Class R6	203,866	2,733,841
		3,274,619
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $56,462,080)

97.8%		69,228,648
Short Term Investments (Cost $1,550,992) 2.2%
Money Market Funds 2.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,550,992	1,550,992

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $58,013,072) 100.0%		70,779,640

Other Assets, less Liabilities 0.0%†		14,342
Net Assets 100.0%		$70,793,982

† Rounds to less than 0.1% of net assets.
a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, March 31, 2014 (unaudited)

Franklin LifeSmart 2040 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.5%
[a]Franklin K2 Alternative Strategies Fund, Class R6	2,662	$28,266
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,165	11,090
		39,356
Domestic Equity 51.2%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	314	44,555
[a,b]Franklin DynaTech Fund, Class R6	3,077	137,706
[a,b]Franklin Flex Cap Growth Fund, Class R6	375	21,492
[a]Franklin Growth Fund, Class R6	1,089	72,728
[a,b]Franklin Growth Opportunities Fund, Class R6	703	21,705
[a]Franklin MicroCap Value Fund, Class R6	418	16,677
[a]Franklin Real Estate Securities Fund, Class R6	940	17,688
[a]Franklin Rising Dividends Fund, Class R6	2,453	120,151
[a,b]Franklin Small Cap Growth Fund, Class R6	1,403	28,389
[a]Franklin Utilities Fund, Class R6	3,311	53,677
iShares Core S&P 500, ETF	209	39,327
		574,095
Domestic Fixed Income 6.0%
[a]Franklin Low Duration Total Return Fund, Class R6	1,822	18,497
[a]Franklin Strategic Income Fund, Class R6	1,099	11,603
[a]Franklin U.S. Government Securities Fund, Class R6	3,323	21,596
iShares Intermediate Credit Bond, ETF	148	16,141
		67,837
Foreign Equity 24.5%
[a]Franklin International Growth Fund, Class R6	546	6,240
[a]Franklin International Small Cap Growth Fund, Class R6	4,420	100,636
[a]Mutual European Fund, Class R6	2,587	64,131
[a]Templeton China World Fund, Class R6	519	17,825
[a]Templeton Foreign Fund, Class R6	3,957	32,641
[a]Templeton Frontier Markets Fund, Class R6	1,720	31,274
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	453	21,445
		274,192
Foreign Fixed Income 3.4%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	523	6,166
[a]Templeton Global Total Return Fund, Class R6	2,360	31,652
		37,818
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $944,731) 88.6%		993,298

Other Assets, less Liabilities 11.4%		127,817
Net Assets 100.0%		$1,121,115

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, March 31, 2014 (unaudited)

Franklin LifeSmart 2045 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	141,730	$1,505,173
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	48,061	457,542
		1,962,715
Domestic Equity 55.8%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	16,240	2,302,171
[a,b]Franklin DynaTech Fund, Class R6	139,588	6,247,968
[a,b]Franklin Flex Cap Growth Fund, Class R6	13,677	784,392
[a]Franklin Growth Fund, Class R6	40,628	2,712,718
[a,b]Franklin Growth Opportunities Fund, Class R6	24,539	757,509
[a]Franklin MicroCap Value Fund, Class R6	15,875	633,732
[a]Franklin Real Estate Securities Fund, Class R6	34,510	649,481
[a]Franklin Rising Dividends Fund, Class R6	121,150	5,933,911
[a,b]Franklin Small Cap Growth Fund, Class R6	62,507	1,265,149
[a]Franklin Utilities Fund, Class R6	152,218	2,467,446
iShares Core S&P 500, ETF	14,675	2,761,395
		26,515,872
Domestic Fixed Income 7.1%
[a]Franklin Low Duration Total Return Fund, Class R6	97,121	985,776
[a]Franklin Strategic Income Fund, Class R6	50,017	528,176
[a]Franklin U.S. Government Securities Fund, Class R6	167,172	1,086,620
iShares Intermediate Credit Bond, ETF	7,295	795,592
		3,396,164
Foreign Equity 26.5%
[a]Franklin International Growth Fund, Class R6	21,976	251,191
[a]Franklin International Small Cap Growth Fund, Class R6	197,677	4,501,098
[a]Mutual European Fund, Class R6	114,383	2,835,553
[a]Templeton China World Fund, Class R6	23,385	802,813
[a]Templeton Foreign Fund, Class R6	213,770	1,763,602
[a]Templeton Frontier Markets Fund, Class R6	71,764	1,304,676
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	24,495	1,159,593
		12,618,526
Foreign Fixed Income 3.9%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	24,867	293,185
[a]Templeton Global Total Return Fund, Class R6	114,444	1,534,693
		1,827,878
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $37,578,382)

97.4%		46,321,155
Short Term Investments (Cost $1,150,792) 2.4%
Money Market Funds 2.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,150,792	1,150,792

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $38,729,174) 99.8%		47,471,947

Other Assets, less Liabilities 0.2%		93,157
Net Assets 100.0%		$47,565,104

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, March 31, 2014 (unaudited)

Franklin LifeSmart 2050 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 2.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	2,281	$24,228
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,169	11,130
		35,358
Domestic Equity 54.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	359	50,959
[a,b]Franklin DynaTech Fund, Class R6	3,795	169,882
[a,b]Franklin Flex Cap Growth Fund, Class R6	380	21,782
[a]Franklin Growth Fund, Class R6	1,444	96,427
[a,b]Franklin Growth Opportunities Fund, Class R6	708	21,866
[a]Franklin MicroCap Value Fund, Class R6	404	16,121
[a]Franklin Real Estate Securities Fund, Class R6	1,005	18,910
[a]Franklin Rising Dividends Fund, Class R6	3,182	155,850
[a,b]Franklin Small Cap Growth Fund, Class R6	1,170	23,674
[a]Franklin Utilities Fund, Class R6	4,192	67,956
iShares Core S&P 500, ETF	297	55,886
		699,313
Domestic Fixed Income 4.6%
[a]Franklin Low Duration Total Return Fund, Class R6	1,603	16,273
[a]Franklin Strategic Income Fund, Class R6	914	9,654
[a]Franklin U.S. Government Securities Fund, Class R6	2,667	17,337
iShares Intermediate Credit Bond, ETF	143	15,596
		58,860
Foreign Equity 26.6%
[a]Franklin International Growth Fund, Class R6	709	8,101
[a]Franklin International Small Cap Growth Fund, Class R6	5,480	124,780
[a]Mutual European Fund, Class R6	3,243	80,393
[a]Templeton China World Fund, Class R6	456	15,648
[a]Templeton Foreign Fund, Class R6	6,157	50,792
[a]Templeton Frontier Markets Fund, Class R6	1,967	35,751
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	531	25,138
		340,603
Foreign Fixed Income 2.2%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	407	4,799
[a]Templeton Global Total Return Fund, Class R6	1,715	23,004
		27,803
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,108,601) 90.9%		1,161,937

Other Assets, less Liabilities 9.1%		116,067
Net Assets 100.0%		$1,278,004

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, March 31, 2014 (unaudited)

Franklin Templeton Conservative Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	5,157,034	$54,767,703
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,849,064	17,603,089
		72,370,792
Domestic Equity 30.4%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	69,016	9,783,717
[a,b]Franklin DynaTech Fund, Class R6	1,507,160	67,460,496
[a,b]Franklin Flex Cap Growth Fund, Class R6	638,762	36,633,007
[a]Franklin Growth Fund, Class R6	2,369,112	158,185,629
[a,b]Franklin Growth Opportunities Fund, Class R6	812,982	25,096,753
[a]Franklin MicroCap Value Fund, Class R6	277,878	11,092,877
[a]Franklin Real Estate Securities Fund, Class R6	911,263	17,149,962
[a]Franklin Rising Dividends Fund, Class R6	2,193,790	107,451,827
[a,b]Franklin Small Cap Growth Fund, Class R6	329,580	6,670,701
[a]Franklin Utilities Fund, Class R6	2,761,554	44,764,793
iShares Core S&P 500, ETF	152,435	28,683,694
		512,973,456
Domestic Fixed Income 30.2%
[a]Franklin Low Duration Total Return Fund, Class R6	15,935,778	161,748,151
[a]Franklin Strategic Income Fund, Class R6	8,879,359	93,766,026
[a]Franklin U.S. Government Securities Fund, Class R6	29,558,685	192,131,453
iShares Intermediate Credit Bond, ETF	554,365	60,459,047
		508,104,677
Foreign Equity 13.2%
[a]Franklin International Growth Fund, Class R6	406,429	4,645,482
[a]Franklin International Small Cap Growth Fund, Class R6	1,860,742	42,369,091
[a]Mutual European Fund, Class R6	2,501,782	62,019,181
[a]Templeton China World Fund, Class R6	380,110	13,049,179
[a]Templeton Foreign Fund, Class R6	7,900,284	65,177,342
[a]Templeton Frontier Markets Fund, Class R6	1,316,211	23,928,709
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	254,570	12,051,344
		223,240,328
Foreign Fixed Income 20.0%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	4,230,563	49,878,339
[a]Templeton Global Total Return Fund, Class R6	21,349,361	286,294,937
		336,173,276
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,445,051,782)
98.1%		1,652,862,529
Short Term Investments (Cost $33,288,589) 2.0%
Money Market Funds 2.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	33,288,589	33,288,589
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,478,340,371) 100.1%		1,686,151,118
Other Assets, less Liabilities (0.1)%		(2,078,641)
Net Assets 100.0%		$1,684,072,477

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series
Statement of Investments, March 31, 2014 (unaudited)

Franklin Templeton Corefolio Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 74.8%
[b]Franklin Flex Cap Growth Fund, Class R6	3,241,653	$185,908,790
Franklin Growth Fund, Class R6	2,859,874	190,953,774
Mutual Shares Fund, Class R6	6,575,955	190,834,222
		567,696,786
Foreign Equity 25.2%
Templeton Growth Fund Inc., Class R6	7,460,934	191,671,399
Total Investments in Underlying Funds before Short Term Investments (Cost $541,749,812) 100.0%		759,368,185
Short Term Investments (Cost $934,340) 0.1%
Money Market Funds 0.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	934,340	934,340
Total Investments in Underlying Funds (Cost $542,684,152) 100.1%		760,302,525
Other Assets, less Liabilities (0.1)%		(926,432)
Net Assets 100.0%		$759,376,093

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series
Statement of Investments, March 31, 2014 (unaudited)

Franklin Templeton Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.3%
Mutual Shares Fund, Class R6	70,959,752	$2,059,252,015
Domestic Hybrid 32.9%
Franklin Income Fund, Class R6	826,067,656	2,040,387,110
Foreign Equity 33.2%
Templeton Growth Fund Inc., Class R6	79,918,554	2,053,107,663
Total Investments in Underlying Funds before Short Term Investments (Cost $5,466,343,669) 99.4%		6,152,746,788
Short Term Investments (Cost $46,034,115) 0.7%
Money Market Funds 0.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	46,034,115	46,034,115
Total Investments in Underlying Funds (Cost $5,512,377,785) 100.1%		6,198,780,903
Other Assets, less Liabilities (0.1)%		(7,414,860)
Net Assets 100.0%		$6,191,366,043

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, March 31, 2014 (unaudited)

Franklin Templeton Growth Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	4,335,456	$46,042,545
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,545,623	14,714,333
		60,756,878
Domestic Equity 55.9%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	107,428	15,229,054
[a,b]Franklin DynaTech Fund, Class R6	2,256,358	100,994,580
[a,b]Franklin Flex Cap Growth Fund, Class R6	1,037,904	59,523,767
[a]Franklin Growth Fund, Class R6	3,547,204	236,846,787
[a,b]Franklin Growth Opportunities Fund, Class R6	1,420,562	43,852,750
[a]Franklin MicroCap Value Fund, Class R6	448,237	17,893,632
[a]Franklin Real Estate Securities Fund, Class R6	1,578,306	29,703,720
[a]Franklin Rising Dividends Fund, Class R6	3,326,084	162,911,601
[a,b]Franklin Small Cap Growth Fund, Class R6	474,159	9,596,985
[a]Franklin Utilities Fund, Class R6	4,513,000	73,155,727
iShares Core S&P 500, ETF	258,365	48,616,542
		798,325,145
Domestic Fixed Income 7.6%
[a]Franklin Low Duration Total Return Fund, Class R6	3,168,587	32,161,161
[a]Franklin Strategic Income Fund, Class R6	1,830,147	19,326,353
[a]Franklin U.S. Government Securities Fund, Class R6	6,109,614	39,712,489
iShares Intermediate Credit Bond, ETF	156,095	17,023,721
		108,223,724
Foreign Equity 26.0%
[a]Franklin International Growth Fund, Class R6	670,253	7,660,992
[a]Franklin International Small Cap Growth Fund, Class R6	3,172,323	72,233,793
[a]Mutual European Fund, Class R6	3,876,021	96,086,553
[a]Templeton China World Fund, Class R6	603,873	20,730,949
[a]Templeton Foreign Fund, Class R6	12,760,332	105,272,737
[a]Templeton Frontier Markets Fund, Class R6	2,674,125	48,615,601
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	429,550	20,334,897
		370,935,522
Foreign Fixed Income 4.7%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	847,018	9,986,342
[a]Templeton Global Total Return Fund, Class R6	4,311,555	57,817,957
		67,804,299
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,072,412,550)
98.5%		1,406,045,568
Short Term Investments (Cost $22,547,190) 1.6%
Money Market Funds 1.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	22,547,190	22,547,190
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,094,959,740) 100.1%		1,428,592,758
Other Assets, less Liabilities (0.1)%		(1,699,515)
Net Assets 100.0%		$1,426,893,243

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, March 31, 2014 (unaudited)

Franklin Templeton Moderate Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	8,622,053	$91,566,205
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	3,091,053	29,426,826
		120,993,031
Domestic Equity 40.6%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	158,117	22,414,634
[a,b]Franklin DynaTech Fund, Class R6	3,089,940	138,305,733
[a,b]Franklin Flex Cap Growth Fund, Class R6	1,518,837	87,105,289
[a]Franklin Growth Fund, Class R6	5,232,735	349,389,717
[a,b]Franklin Growth Opportunities Fund, Class R6	1,836,035	56,678,393
[a]Franklin MicroCap Value Fund, Class R6	591,455	23,610,887
[a]Franklin Real Estate Securities Fund, Class R6	2,144,751	40,364,222
[a]Franklin Rising Dividends Fund, Class R6	4,696,482	230,033,696
[a,b]Franklin Small Cap Growth Fund, Class R6	709,452	14,359,316
[a]Franklin Utilities Fund, Class R6	6,787,269	110,021,630
iShares Core S&P 500, ETF	349,955	65,851,032
		1,138,134,549
Domestic Fixed Income 22.1%
[a]Franklin Low Duration Total Return Fund, Class R6	19,646,924	199,416,281
[a]Franklin Strategic Income Fund, Class R6	10,708,235	113,078,962
[a]Franklin U.S. Government Securities Fund, Class R6	35,212,520	228,881,379
iShares Intermediate Credit Bond, ETF	696,110	75,917,756
		617,294,378
Foreign Equity 17.7%
[a]Franklin International Growth Fund, Class R6	902,240	10,312,602
[a]Franklin International Small Cap Growth Fund, Class R6	4,114,253	93,681,538
[a]Mutual European Fund, Class R6	5,459,203	135,333,644
[a]Templeton China World Fund, Class R6	781,008	26,811,989
[a]Templeton Foreign Fund, Class R6	17,283,625	142,589,909
[a]Templeton Frontier Markets Fund, Class R6	3,228,643	58,696,727
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	580,975	27,503,356
		494,929,765
Foreign Fixed Income 14.2%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	5,111,469	60,264,218
[a]Templeton Global Total Return Fund, Class R6	25,148,289	337,238,557
		397,502,775
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $2,298,794,670)
98.9%		2,768,854,498
Short Term Investments (Cost $34,654,587) 1.2%
Money Market Funds 1.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	34,654,587	34,654,587
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $2,333,449,258) 100.1%		2,803,509,085
Other Assets, less Liabilities (0.1)%		(2,381,141)
Net Assets 100.0%		$2,801,127,944

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of fourteen funds, thirteen of which are included in this report (Funds), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

3. INCOME TAXES

At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirem ent
	Target Fund	Target Fund	Target Fund	Target Fund

Cost of investments	$65,997,438	$4,681,959	$82,222,795	$2,332,749

Unrealized appreciation	$7,829,122	$140,334	$16,664,939	$74,984
Unrealized depreciation	(478,278)	(4,172)	(328,015)	(3,406)
Net unrealized appreciation (depreciation)	$7,350,844	$136,162	$16,336,924	$71,578

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Cost of investments	$58,284,359	$945,150	$38,981,351	$1,109,021

Unrealized appreciation	$12,636,478	$49,212	$8,557,733	$53,291
Unrealized depreciation	(141,197)	(1,064)	(67,137)	(375)
Net unrealized appreciation (depreciation)	$12,495,281	$48,148	$8,490,596	$52,916

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Franklin
	Conservative	Corefolio	Founding Funds	Templeton Growth
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Cost of investments	$1,482,369,554	$546,238,986	$5,540,851,240	$1,095,693,826

Unrealized appreciation	$217,828,490	$214,063,539	$657,929,663	$335,816,299
Unrealized depreciation	(14,046,926)	-	-	(2,917,367)
Net unrealized appreciation (depreciation)	$203,781,564	$214,063,539	$657,929,663	$332,898,932

Franklin
Templeton
Moderate
Allocation Fund

Cost of investments	$2,337,167,585

Unrealized appreciation	$484,515,294
Unrealized depreciation	(18,173,794)
Net unrealized appreciation (depreciation)	$466,341,500

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the three months ended March 31, 2014, were as follows:

										% of
										Underlying
										Fund Shares
	Number of Shares				Number of Shares	Value at				Outstanding
	Held at Beginning		Gross	Gross	Held at End of	End of		Investment	Realized Capital	Held at End
Underlying Funds	of Period		Additions	Reductions	Period	Period		Income	Gain (Loss)	of Period
Franklin LifeSmart 2015 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	15,954		211	3,038	13,127	$1,860,875		$-	$81,652	0.13%
Franklin DynaTech Fund, Class R6	118,840		1,592	22,706	97,726	4,374,201		-	140,008	0.20%
Franklin Flex Cap Grow th Fund, Class R6	15,558		208	2,976	12,790	733,524		-	11,034	0.02%
Franklin Grow th Fund, Class R6	33,117		445	6,355	27,207	1,816,595		-	122,651	0.02%
Franklin Grow th Opportunities Fund, Class R6	37,269		499	7,125	30,643	945,945		-	46,349	0.10%
Franklin International Grow th Fund, Class R6	18,644		251	3,565	15,330	175,225		-	2,646	0.06%
Franklin International Small Cap Grow th Fund, Class R6	181,386		2,468	34,764	149,090	3,394,768		-	100,144	0.18%
Franklin K2 Alternative Strategies Fund, Class R6	-		227,281	-	227,281	2,413,728		-	-	0.72%
Franklin Low Duration Total Return Fund, Class R6	680,307		73,238	9,478	744,067	7,552,280		38,809	(379)	0.35%
Franklin MicroCap Value Fund, Class R6	24,211		327	4,629	19,909	794,757		-	2,139	0.14%
Franklin Pelagos Commodities Strategy Fund, Class R6	171,060	a	-	88,822	82,238	782,903		-	(141,979)	1.15%
Franklin Pelagos Managed Futures Strategy Fund	16,782		-	16,782	-	-	b	-	(4,804)	-
Franklin Real Estate Securities Fund, Class R6	43,096		660	8,256	35,500	668,111		1,599	12,729	0.14%
Franklin Rising Dividends Fund, Class R6	101,772		1,553	19,553	83,772	4,103,160		8,750	125,174	0.03%
Franklin Small Cap Grow th Fund, Class R6	55,765		749	10,678	45,836	927,713		-	28,561	0.05%
Franklin Strategic Income Fund, Class R6	369,572		42,484	5,167	406,889	4,296,744		48,452	(530)	0.05%
Franklin Templeton Emerging Market Debt Opportunities Fund	173,466		17,658	2,434	188,690	2,224,654		-	(2,507)	0.37%
Franklin U.S. Government Securities Fund, Class R6	1,235,250		139,254	17,253	1,357,251	8,822,130		83,083	(5,169)	0.12%
Franklin Utilities Fund, Class R6	133,081		2,690	25,600	110,171	1,785,876		14,265	18,434	0.03%
Institutional Fiduciary Trust Money Market Portfolio	1,003,530		12,284,713	12,045,357	1,242,886	1,242,886		-	-	0.01%
Mutual European Fund, Class R6	117,920		1,597	22,664	96,853	2,400,978		-	6,710	0.08%
Templeton China World Fund, Class R6	19,897		269	3,839	16,327	560,491		-	(2,558)	0.07%
Templeton Foreign Fund, Class R6	182,545		2,466	35,013	149,998	1,237,487		-	40,078	0.02%
Templeton Frontier Markets Fund, Class R6	74,546		1,002	14,285	61,263	1,113,755		-	22,224	0.07%
Templeton Global Total Return Fund, Class R6	797,598		90,536	11,189	876,945	11,759,828		116,615	(8,839)	0.14%
Total						$65,988,614		$311,573	$593,768

Franklin LifeSmart 2020 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	549		421	50	920	$130,479		$-	$(286)	0.01%
Franklin DynaTech Fund, Class R6	5,830		4,569	504	9,895	442,894		-	(340)	0.02%
Franklin Flex Cap Grow th Fund, Class R6	794		529	68	1,255	71,959		-	(488)	- c
Franklin Grow th Fund, Class R6	2,185		1,681	198	3,668	244,894		-	(258)	- c
Franklin Grow th Opportunities Fund, Class R6	1,717		1,311	168	2,860	88,284		-	(86)	0.01%
Franklin International Grow th Fund, Class R6	872		695	35	1,532	17,511		-	(3)	0.01%
Franklin International Small Cap Grow th Fund, Class R6	9,508		7,352	797	16,063	365,755		-	(422)	0.02%
Franklin K2 Alternative Strategies Fund, Class R6	-		9,601	-	9,601	101,960		-	-	0.03%
Franklin Low Duration Total Return Fund, Class R6	15,784		20,138	1,318	34,604	351,235		1,135	(53)	0.02%
Franklin MicroCap Value Fund, Class R6	968		743	91	1,620	64,687		-	(308)	0.01%
Franklin Pelagos Commodities Strategy Fund, Class R6	3,415	a	2,352	138	5,629	53,588		-	(36)	0.08%
Franklin Pelagos Managed Futures Strategy Fund	320		12	332	-	-	b	-	42	-
Franklin Real Estate Securities Fund, Class R6	2,037		1,582	194	3,425	64,453		124	(53)	0.01%
Franklin Rising Dividends Fund, Class R6	4,876		3,767	413	8,230	403,125		638	(585)	- c
Franklin Small Cap Grow th Fund, Class R6	2,349		1,819	202	3,966	80,280		-	(109)	- c
Franklin Strategic Income Fund, Class R6	9,021		11,645	742	19,924	210,402		1,765	(113)	- c
Franklin Templeton Emerging Market Debt Opportunities Fund	3,702		4,662	322	8,042	94,819		-	(218)	0.02%
Franklin U.S. Government Securities Fund, Class R6	30,072		38,592	2,571	66,093	429,603		3,005	(147)	0.01%
Franklin Utilities Fund, Class R6	6,669		5,197	599	11,267	182,631		1,082	(146)	- c
Mutual European Fund, Class R6	5,428		4,236	462	9,202	228,121		-	(745)	0.01%
Templeton China World Fund, Class R6	879		680	96	1,463	50,231		-	(555)	0.01%
Templeton Foreign Fund, Class R6	8,832		6,363	739	14,456	119,264		-	(385)	- c
Templeton Frontier Markets Fund, Class R6	3,369		2,584	304	5,649	102,694		-	(68)	0.01%
Templeton Global Total Return Fund, Class R6	18,709		24,385	1,582	41,512	556,672		3,780	(272)	0.01%
						$4,455,541		$11,529	$(5,634)

Franklin LifeSmart 2025 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	33,215		-	3,595	29,620	$4,198,910		$-	$62,203	0.29%
Franklin DynaTech Fund, Class R6	279,098		6,352	32,504	252,946	11,321,871		-	57,984	0.51%
Franklin Flex Cap Grow th Fund, Class R6	31,387		-	3,424	27,963	1,603,687		-	4,477	0.05%
Franklin Grow th Fund, Class R6	71,775		-	7,850	63,925	4,268,295		-	34,234	0.04%
Franklin Grow th Opportunities Fund, Class R6	72,393		-	7,897	64,496	1,990,985		-	14,974	0.21%
Franklin International Grow th Fund, Class R6	48,404		-	5,254	43,150	493,207		-	2,076	0.16%
Franklin International Small Cap Grow th Fund, Class R6	415,470		-	45,335	370,135	8,427,972		-	38,664	0.45%
Franklin K2 Alternative Strategies Fund, Class R6	-		294,487	-	294,487	3,127,449		-	-	0.94%
Franklin Low Duration Total Return Fund, Class R6	354,640		18,926	14,538	359,028	3,644,139		18,814	(545)	0.17%
Franklin MicroCap Value Fund, Class R6	43,077		-	4,701	38,376	1,531,983		-	(1,207)	0.27%
Franklin Pelagos Commodities Strategy Fund, Class R6	114,106	a	-	7,606	106,500	1,013,877		-	(12,152)	1.49%
Franklin Pelagos Managed Futures Strategy Fund	11,101		-	11,101	-	-	b	-	(18,143)	-
Franklin Real Estate Securities Fund, Class R6	85,602		183	9,338	76,447	1,438,739		3,418	2,963	0.31%
Franklin Rising Dividends Fund, Class R6	236,182		4,575	27,881	212,876	10,426,667		21,361	22,249	0.07%
Franklin Small Cap Grow th Fund, Class R6	147,850		-	16,168	131,682	2,665,250		-	14,747	0.16%
Franklin Strategic Income Fund, Class R6	204,580		6,372	8,402	202,550	2,138,924		24,293	(987)	0.02%
Franklin Templeton Emerging Market Debt Opportunities Fund	97,394		1,914	4,017	95,291	1,123,480		-	(4,117)	0.19%
Franklin U.S. Government Securities Fund, Class R6	719,975		20,991	29,571	711,395	4,624,064		43,864	(8,202)	0.06%
Franklin Utilities Fund, Class R6	286,140		2,081	31,355	256,866	4,163,796		32,571	(1,067)	0.08%
Institutional Fiduciary Trust Money Market Portfolio	1,468,315		11,717,993	10,436,122	2,750,186	2,750,186		-	-	0.01%
Mutual European Fund, Class R6	243,881		-	26,624	217,257	5,385,791		-	(8,972)	0.17%
Templeton China World Fund, Class R6	44,153		-	4,826	39,327	1,350,098		-	(21,030)	0.18%
Templeton Foreign Fund, Class R6	341,118		-	37,298	303,820	2,506,516		-	(168)	0.03%
Templeton Frontier Markets Fund, Class R6	147,872		-	16,084	131,788	2,395,912		-	6,606	0.16%
Templeton Global Total Return Fund, Class R6	455,148		21,389	18,766	457,771	6,138,712		61,614	(14,920)	0.07%
						$88,730,510		$205,935	$169,667

Franklin Templeton 2030 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	429		211	-	640	$90,659		$-	$-	0.01%
Franklin DynaTech Fund, Class R6	4,368		2,158	-	6,526	292,097		-	-	0.01%
Franklin Flex Cap Grow th Fund, Class R6	521		258	-	779	44,673		-	-	- c
Franklin Grow th Fund, Class R6	1,443		708	-	2,151	143,646		-	-	- c
Franklin Grow th Opportunities Fund, Class R6	1,111		545	-	1,656	51,120		-	-	0.01%
Franklin International Grow th Fund, Class R6	772		349	-	1,121	12,812		-	-	- c
Franklin International Small Cap Grow th Fund, Class R6	6,671		3,323	-	9,994	227,559		-	-	0.01%
Franklin K2 Alternative Strategies Fund, Class R6	-		5,038	-	5,038	53,504		-	-	0.02%
Franklin Low Duration Total Return Fund, Class R6	5,018		4,362	-	9,380	95,205		337	-	- c
Franklin MicroCap Value Fund, Class R6	735		366	-	1,101	43,963		-	-	0.01%
Franklin Pelagos Commodities Strategy Fund, Class R6	1,389	a	866	-	2,255	21,469		-	-	0.03%
Franklin Pelagos Managed Futures Strategy Fund	134		-	134	-	-	b	-	18	-
Franklin Real Estate Securities Fund, Class R6	1,462		742	-	2,204	41,474		86	-	0.01%
Franklin Rising Dividends Fund, Class R6	3,552		1,762	-	5,314	260,259		418	-	- c
Franklin Small Cap Grow th Fund, Class R6	2,301		1,128	-	3,429	69,412		-	-	- c
Franklin Strategic Income Fund, Class R6	2,848		2,531	-	5,379	56,806		480	-	- c
Franklin Templeton Emerging Market Debt Opportunities Fund	1,395		1,128	-	2,523	29,741		-	-	0.01%
Franklin U.S. Government Securities Fund, Class R6	9,112		8,047	-	17,159	111,536		785	-	- c
Franklin Utilities Fund, Class R6	4,590		2,296	-	6,886	111,626		673	-	- c
Mutual European Fund, Class R6	3,807		1,501	-	5,308	131,578		-	-	- c
Templeton China World Fund, Class R6	737		376	-	1,113	38,202		-	-	0.01%
Templeton Foreign Fund, Class R6	5,682		2,806	-	8,488	70,026		-	-	- c
Templeton Frontier Markets Fund, Class R6	2,498		1,234	-	3,732	67,849		-	-	- c
Templeton Global Total Return Fund, Class R6	6,325		5,568	-	11,893	159,492		1,211	-	- c
Total						$2,224,708		$3,990	$18

Franklin LifeSmart 2035 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	28,135		-	2,687	25,448	$3,607,491		$-	$36,678	0.24%
Franklin DynaTech Fund, Class R6	219,610		-	21,174	198,436	8,881,989		-	43,856	0.40%
Franklin Flex Cap Grow th Fund, Class R6	27,074		-	2,621	24,453	1,402,389		-	(3,350)	0.04%
Franklin Grow th Fund, Class R6	62,752		-	6,084	56,668	3,783,750		-	15,213	0.04%
Franklin Grow th Opportunities Fund, Class R6	49,762		-	4,809	44,953	1,387,706		-	6,117	0.15%
Franklin International Grow th Fund, Class R6	35,428		-	3,434	31,994	365,689		-	564	0.12%
Franklin International Small Cap Grow th Fund, Class R6	315,372		-	30,495	284,877	6,486,653		-	15,404	0.34%
Franklin K2 Alternative Strategies Fund, Class R6	-		213,783	-	213,783	2,270,378		-	-	0.68%
Franklin Low Duration Total Return Fund, Class R6	174,229		3,176	14,535	162,870	1,653,135		9,042	(510)	0.08%
Franklin MicroCap Value Fund, Class R6	31,204		-	3,014	28,190	1,125,362		-	(2,091)	0.20%
Franklin Pelagos Commodities Strategy Fund, Class R6	60,010	a	19,933	5,829	74,114	705,564		-	(8,022)	1.04%
Franklin Pelagos Managed Futures Strategy Fund	5,589		-	5,589	-	-	b	-	(5,727)	-
Franklin Real Estate Securities Fund, Class R6	67,993		144	6,571	61,566	1,158,666		2,696	(3,451)	0.25%
Franklin Rising Dividends Fund, Class R6	186,033		350	18,052	168,331	8,244,858		16,865	9,301	0.05%
Franklin Small Cap Grow th Fund, Class R6	104,302		-	10,105	94,197	1,906,538		-	5,477	0.11%
Franklin Strategic Income Fund, Class R6	97,149		2,337	8,147	91,339	964,538		11,158	(795)	0.01%
Franklin Templeton Emerging Market Debt Opportunities Fund	49,365		647	4,144	45,868	540,778		-	(4,608)	0.09%
Franklin U.S. Government Securities Fund, Class R6	323,629		7,187	27,032	303,784	1,974,598		19,084	(7,172)	0.03%
Franklin Utilities Fund, Class R6	239,377		1,729	23,247	217,859	3,531,495		27,059	(6,569)	0.07%
Institutional Fiduciary Trust Money Market Portfolio	962,275		8,543,558	7,954,841	1,550,992	1,550,992		-	-	0.01%
Mutual European Fund, Class R6	188,555		-	18,246	170,309	4,221,970		-	(11,977)	0.14%
Templeton China World Fund, Class R6	35,578		-	3,448	32,130	1,103,009		-	(16,721)	0.15%
Templeton Foreign Fund, Class R6	286,395		-	27,814	258,581	2,133,292		-	(4,323)	0.03%
Templeton Frontier Markets Fund, Class R6	119,184		-	11,500	107,684	1,957,701		-	3,884	0.13%
Templeton Global Total Return Fund, Class R6	217,058		5,029	18,221	203,866	2,733,841		28,878	(16,437)	0.03%
Total						$63,692,382		$114,782	$44,741

Franklin LifeSmart 2040 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	236		92	14	314	$44,555		$-	$(113)	- c
Franklin DynaTech Fund, Class R6	2,321		890	134	3,077	137,706		-	(130)	0.01%
Franklin Flex Cap Grow th Fund, Class R6	284		109	18	375	21,492		-	(136)	- c
Franklin Grow th Fund, Class R6	822		314	47	1,089	72,728		-	(67)	- c
Franklin Grow th Opportunities Fund, Class R6	533		203	33	703	21,705		-	(22)	- c
Franklin International Grow th Fund, Class R6	391		155	-	546	6,240		-	-	- c
Franklin International Small Cap Grow th Fund, Class R6	3,365		1,285	230	4,420	100,636		-	(179)	0.01%
Franklin K2 Alternative Strategies Fund, Class R6	-		2,662	-	2,662	28,266		-	-	0.01%
Franklin Low Duration Total Return Fund, Class R6	1,711		210	99	1,822	18,497		98	(4)	- c
Franklin MicroCap Value Fund, Class R6	311		120	13	418	16,677		-	(53)	- c
Franklin Pelagos Commodities Strategy Fund, Class R6	550	a	615	-	1,165	11,090		-	-	0.02%
Franklin Pelagos Managed Futures Strategy Fund	51		-	51	-	-	b	-	5	-
Franklin Real Estate Securities Fund, Class R6	721		275	56	940	17,688		33	(31)	- c
Franklin Rising Dividends Fund, Class R6	1,849		712	108	2,453	120,151		196	(251)	- c
Franklin Small Cap Grow th Fund, Class R6	1,050		406	53	1,403	28,389		-	(39)	- c
Franklin Strategic Income Fund, Class R6	973		126	-	1,099	11,603		134	-	- c
Franklin Templeton Emerging Market Debt Opportunities Fund	468		55	-	523	6,166		-	-	- c
Franklin U.S. Government Securities Fund, Class R6	3,081		394	152	3,323	21,596		211	(3)	- c
Franklin Utilities Fund, Class R6	2,473		970	132	3,311	53,677		329	(34)	- c
Mutual European Fund, Class R6	1,922		746	81	2,587	64,131		-	(117)	- c
Templeton China World Fund, Class R6	386		148	15	519	17,825		-	(108)	- c
Templeton Foreign Fund, Class R6	2,945		1,139	127	3,957	32,641		-	(89)	- c
Templeton Frontier Markets Fund, Class R6	1,281		495	56	1,720	31,274		-	(19)	- c
Templeton Global Total Return Fund, Class R6	2,158		278	76	2,360	31,652		322	(27)	- c
Total						$916,385		$1,323	$(1,417)

Franklin LifeSmart 2045 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	18,169		1,045	2,974	16,240	$2,302,171		$-	$33,526	0.16%
Franklin DynaTech Fund, Class R6	156,359		8,955	25,726	139,588	6,247,968		-	49,180	0.28%
Franklin Flex Cap Grow th Fund, Class R6	15,327		879	2,529	13,677	784,392		-	19	0.02%
Franklin Grow th Fund, Class R6	45,518		2,622	7,512	40,628	2,712,718		-	20,768	0.03%
Franklin Grow th Opportunities Fund, Class R6	27,492		1,573	4,526	24,539	757,509		-	5,182	0.08%
Franklin International Grow th Fund, Class R6	24,601		1,441	4,066	21,976	251,191		-	605	0.08%
Franklin International Small Cap Grow th Fund, Class R6	221,280		12,908	36,511	197,677	4,501,098		-	24,265	0.24%
Franklin K2 Alternative Strategies Fund, Class R6	-		141,730	-	141,730	1,505,173		-	-	0.45%
Franklin Low Duration Total Return Fund, Class R6	89,366		20,763	13,008	97,121	985,776		4,704	(446)	0.05%
Franklin MicroCap Value Fund, Class R6	17,771		1,026	2,922	15,875	633,732		-	(1,288)	0.11%
Franklin Pelagos Commodities Strategy Fund, Class R6	34,055	a	20,620	6,614	48,061	457,542		-	(8,641)	0.67%
Franklin Pelagos Managed Futures Strategy Fund	3,159		-	3,159	-	-	b	-	(1,055)	-
Franklin Real Estate Securities Fund, Class R6	38,542		2,310	6,342	34,510	649,481		1,512	(1,832)	0.14%
Franklin Rising Dividends Fund, Class R6	135,441		8,087	22,378	121,150	5,933,911		12,402	15,053	0.04%
Franklin Small Cap Grow th Fund, Class R6	70,051		4,031	11,575	62,507	1,265,149		-	5,611	0.07%
Franklin Strategic Income Fund, Class R6	45,777		10,919	6,679	50,017	528,176		5,427	(380)	0.01%
Franklin Templeton Emerging Market Debt Opportunities Fund	23,016		5,211	3,360	24,867	293,185		-	(3,289)	0.05%
Franklin U.S. Government Securities Fund, Class R6	153,136		36,355	22,319	167,172	1,086,620		9,313	(5,820)	0.02%
Franklin Utilities Fund, Class R6	169,143		11,012	27,937	152,218	2,467,446		19,318	(3,781)	0.05%
Institutional Fiduciary Trust Money Market Portfolio	329,483		8,876,781	8,055,472	1,150,792	1,150,792		-	-	0.01%
Mutual European Fund, Class R6	128,117		7,444	21,178	114,383	2,835,553		-	(5,671)	0.09%
Templeton China World Fund, Class R6	26,217		1,504	4,336	23,385	802,813		-	(22,239)	0.11%
Templeton Foreign Fund, Class R6	239,512		13,899	39,641	213,770	1,763,602		-	(2,441)	0.02%
Templeton Frontier Markets Fund, Class R6	80,335		4,680	13,251	71,764	1,304,676		-	3,316	0.09%
Templeton Global Total Return Fund, Class R6	104,863		24,918	15,337	114,444	1,534,693		14,519	(10,839)	0.02%
Total						$42,755,367		$67,195	$89,803

Franklin LifeSmart 2050 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	182		190	13	359	$50,959		$-	$(345)	- c
Franklin DynaTech Fund, Class R6	1,922		2,008	135	3,795	169,882		-	(576)	0.01%
Franklin Flex Cap Grow th Fund, Class R6	192		201	13	380	21,782		-	(90)	- c
Franklin Grow th Fund, Class R6	731		764	51	1,444	96,427		-	(39)	- c
Franklin Grow th Opportunities Fund, Class R6	359		374	25	708	21,866		-	(54)	- c
Franklin International Grow th Fund, Class R6	358		376	25	709	8,101		-	1	- c
Franklin International Small Cap Grow th Fund, Class R6	2,773		2,900	193	5,480	124,780		-	(35)	0.01%
Franklin K2 Alternative Strategies Fund, Class R6	-		2,281	-	2,281	24,228		-	-	0.01%
Franklin Low Duration Total Return Fund, Class R6	1,238		365	-	1,603	16,273		83	-	- c
Franklin MicroCap Value Fund, Class R6	204		214	14	404	16,121		-	(38)	- c
Franklin Pelagos Commodities Strategy Fund, Class R6	451	a	718	-	1,169	11,130		-	-	0.02%
Franklin Pelagos Managed Futures Strategy Fund	44		6	50	-	-	b	-	6	-
Franklin Real Estate Securities Fund, Class R6	509		531	35	1,005	18,910		33	3	- c
Franklin Rising Dividends Fund, Class R6	1,608		1,686	112	3,182	155,850		242	10	- c
Franklin Small Cap Grow th Fund II, Class R6	868		909	607	1,170	23,674		-	(111)	- c
Franklin Strategic Income Fund, Class R6	701		213	-	914	9,654		112	-	- c
Franklin Templeton Emerging Market Debt Opportunities Fund	315		92	-	407	4,799		-	-	- c
Franklin U.S. Government Securities Fund, Class R6	2,050		617	-	2,667	17,337		166	-	- c
Franklin Utilities Fund, Class R6	2,113		2,227	148	4,192	67,956		397	4	- c
Mutual European Fund, Class R6	1,640		1,717	114	3,243	80,393		-	(107)	- c
Templeton China World Fund, Class R6	337		350	231	456	15,648		-	(591)	- c
Templeton Foreign Fund, Class R6	3,115		3,258	216	6,157	50,792		-	(28)	- c
Templeton Frontier Markets Fund, Class R6	997		1,039	69	1,967	35,751		-	(12)	- c
Templeton Global Total Return Fund, Class R6	1,317		398	-	1,715	23,004		232	-	- c
Total						$1,065,317		$1,265	$(2,002)

Franklin Templeton Conservative Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	70,478		-	1,462	$69,016	$9,783,717		$-	40,159	0.66%
Franklin DynaTech Fund, Class R6	1,542,287		-	35,127	1,507,160	67,460,496		-	128,782	3.05%
Franklin Flex Cap Grow th Fund, Class R6	654,116		-	15,354	638,762	36,633,007		-	61,227	1.03%
Franklin Grow th Fund, Class R6	2,427,862		-	58,750	2,369,112	158,185,629		-	667,643	1.61%
Franklin Grow th Opportunities Fund, Class R6	832,154		-	19,172	812,982	25,096,753		-	42,235	2.67%
Franklin International Grow th Fund, Class R6	411,292		-	4,863	406,429	4,645,482		-	3,182	1.54%
Franklin International Small Cap Grow th Fund, Class R6	1,903,062		-	42,320	1,860,742	42,369,091		-	77,780	2.25%
Franklin K2 Alternative Strategies Fund, Class R6	-		5,157,034	-	5,157,034	54,767,703		-	-	16.43%
Franklin Low Duration Total Return Fund, Class R6	16,065,074		181,272	310,568	15,935,778	161,748,151		880,207	(11,684)	7.59%
Franklin MicroCap Value Fund, Class R6	281,183		-	3,305	277,878	11,092,877		-	(268)	1.98%
Franklin Pelagos Commodities Strategy Fund, Class R6	4,186,808	a	-	2,337,744	1,849,064	17,603,089		-	(3,635,013)	25.86%
Franklin Pelagos Managed Futures Strategy Fund	413,012		-	413,012	-	-	b	-	(369,540)	-
Franklin Real Estate Securities Fund, Class R6	933,773		2,168	24,678	911,263	17,149,962		40,506	36,333	3.68%
Franklin Rising Dividends Fund, Class R6	2,241,682		4,612	52,504	2,193,790	107,451,827		222,386	269,066	0.68%
Franklin Small Cap Grow th Fund, Class R6	333,547		-	3,967	329,580	6,670,701		-	3,468	0.39%
Franklin Strategic Income Fund, Class R6	8,896,562		155,681	172,884	8,879,359	93,766,026		1,084,653	(2,531)	1.08%
Franklin Templeton Emerging Market Debt Opportunities Fund	4,282,736		25,021	77,194	4,230,563	49,878,339		-	(100,581)	8.40%
Franklin U.S. Government Securities Fund, Class R6	29,684,395		459,313	585,023	29,558,685	192,131,453		1,857,014	(141,457)	2.69%
Franklin Utilities Fund, Class R6	2,817,003		22,269	77,718	2,761,554	44,764,793		348,509	68,823	0.84%
Institutional Fiduciary Trust Money Market Portfolio	27,602,955		82,138,593	76,452,959	33,288,589	33,288,589		-	-	0.18%
Mutual European Fund, Class R6	2,562,801		-	61,019	2,501,782	62,019,181		-	15,379	2.00%
Templeton China World Fund, Class R6	384,726		-	4,616	380,110	13,049,179		-	(7,741)	1.74%
Templeton Foreign Fund, Class R6	8,095,742		-	195,458	7,900,284	65,177,342		-	25,247	0.88%
Templeton Frontier Markets Fund, Class R6	1,349,082		-	32,871	1,316,211	23,928,709		-	9,486	1.58%
Templeton Global Total Return Fund, Class R6	21,390,143		352,437	393,219	21,349,361	286,294,937		3,000,806	(276,300)	3.36%
Total						$1,584,957,033		$7,434,081	$(3,096,305)

Franklin Templeton Corefolio Allocation Fund
Franklin Flex Cap Growth Fund, Class R6	3,338,423		-	96,770	3,241,653	$185,908,790		$-	$1,907,987	5.25%
Franklin Grow th Fund, Class R6	2,905,310		-	45,436	2,859,874	190,953,774		-	780,921	1.94%
Institutional Fiduciary Trust Money Market Portfolio	686,704		8,244,310	7,996,674	934,340	934,340		-	-	-
Mutual Shares Fund, Class R6	6,575,955		-	-	6,575,955	190,834,222		-	-	1.16%
Templeton Grow th Fund Inc., Class R6	7,464,658		8,120	11,844	7,460,934	191,671,399		-	8,054	1.03%
Total						$760,302,525		$-	$2,696,962

Franklin Templeton Founding Funds Allocation Fund
Franklin Income Fund, Class R6	838,143,077		11,085,341	23,160,762	826,067,656	$2,040,387,110		$26,483,896	$3,551,081	2.28%
Institutional Fiduciary Trust Money Market Portfolio	45,704,595		78,684,681	78,355,161	46,034,115	46,034,115		-	-	0.24%
Mutual Shares Fund, Class R6	71,806,661		-	846,909	70,959,752	2,059,252,015		-	5,622,463	12.52%
Templeton Grow th Fund Inc., Class R6	81,555,713		-	1,637,159	79,918,554	2,053,107,663		-	5,782,916	11.02%
Total						$6,198,780,903		$26,483,896	$14,956,460

Franklin Templeton Grow th Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	108,957		744	2,273	107,428	15,229,054		-	57,242	1.03%
Franklin DynaTech Fund, Class R6	2,288,810		15,554	48,006	2,256,358	100,994,580		-	166,472	4.56%
Franklin Flex Cap Grow th Fund, Class R6	1,052,942		7,163	22,201	1,037,904	59,523,767		-	28,459	1.68%
Franklin Grow th Fund, Class R6	3,598,914		24,510	76,220	3,547,204	236,846,787		-	337,675	2.40%
Franklin Grow th Opportunities Fund, Class R6	1,441,104		9,795	30,337	1,420,562	43,852,750		-	59,630	4.67%
Franklin International Grow th Fund, Class R6	679,931		4,699	14,377	670,253	7,660,992		-	3,403	2.54%
Franklin International Small Cap Grow th Fund, Class R6	3,218,100		22,081	67,858	3,172,323	72,233,793		-	50,695	3.83%
Franklin K2 Alternative Strategies Fund, Class R6	-		4,335,456	-	4,335,456	46,042,545		-	-	13.81%
Franklin Low Duration Total Return Fund, Class R6	3,219,778		17,314	68,505	3,168,587	32,161,161		175,787	(2,055)	1.51%
Franklin MicroCap Value Fund, Class R6	454,665		3,116	9,544	448,237	17,893,632		-	(7,039)	3.20%
Franklin Pelagos Commodities Strategy Fund, Class R6	1,170,588	a	408,240	33,205	1,545,623	14,714,333		-	(42,642)	21.62%
Franklin Pelagos Managed Futures Strategy Fund	109,997		-	109,997	-	-	b	-	(201,929)	-
Franklin Real Estate Securities Fund, Class R6	1,597,431		14,680	33,805	1,578,306	29,703,720		69,125	28,123	6.38%
Franklin Rising Dividends Fund, Class R6	3,367,599		29,881	71,396	3,326,084	162,911,601		333,245	17,661	1.03%
Franklin Small Cap Grow th Fund, Class R6	481,030		3,278	10,149	474,159	9,596,985		-	8,097	0.56%
Franklin Strategic Income Fund, Class R6	1,848,131		21,300	39,284	1,830,147	19,326,353		224,013	(1,565)	0.22%
Franklin Templeton Emerging Market Debt Opportunities Fund	865,398		-	18,380	847,018	9,986,342		-	(15,809)	1.68%
Franklin U.S. Government Securities Fund, Class R6	6,182,355		58,862	131,603	6,109,614	39,712,489		384,567	(23,689)	0.56%
Franklin Utilities Fund, Class R6	4,542,020		66,941	95,961	4,513,000	73,155,727		560,543	84,459	1.37%
Institutional Fiduciary Trust Money Market Portfolio	27,092,338		78,260,176	82,805,324	22,547,190	22,547,190		-	-	0.12%
Mutual European Fund, Class R6	3,932,230		27,032	83,241	3,876,021	96,086,553		-	(16,981)	3.10%
Templeton China World Fund, Class R6	612,750		4,141	13,018	603,873	20,730,949		-	(66,115)	2.77%
Templeton Foreign Fund, Class R6	12,945,242		88,672	273,582	12,760,332	105,272,737		-	(1,618)	1.42%
Templeton Frontier Markets Fund, Class R6	2,712,642		18,646	57,163	2,674,125	48,615,601		-	18,482	3.22%
Templeton Global Total Return Fund, Class R6	4,358,937		45,909	93,291	4,311,555	57,817,957		609,153	(66,037)	0.68%
Total						$1,342,617,598		$2,356,433	$414,919

Franklin Templeton Moderate Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	162,161		-	4,044	158,117	$22,414,634		$-	$114,572	1.52%
Franklin DynaTech Fund, Class R6	3,173,969		-	84,029	3,089,940	138,305,733		-	328,678	6.25%
Franklin Flex Cap Grow th Fund, Class R6	1,559,426		-	40,589	1,518,837	87,105,289		-	171,041	2.46%
Franklin Grow th Fund, Class R6	5,437,223		-	204,488	5,232,735	349,389,717		-	2,666,505	3.55%
Franklin Grow th Opportunities Fund, Class R6	1,885,229		-	49,194	1,836,035	56,678,393		-	135,337	6.03%
Franklin International Grow th Fund, Class R6	921,804		-	19,564	902,240	10,312,602		-	16,283	3.42%
Franklin International Small Cap Grow th Fund, Class R6	4,223,679		-	109,426	4,114,253	93,681,538		-	266,563	4.97%
Franklin K2 Alternative Strategies Fund, Class R6	-		8,622,053	-	8,622,053	91,566,205		-	-	27.47%
Franklin Low Duration Total Return Fund, Class R6	19,675,358		303,787	332,221	19,646,924	199,416,281		1,087,736	(12,334)	9.36%
Franklin MicroCap Value Fund, Class R6	604,171		-	12,716	591,455	23,610,887		-	3,859	4.22%
Franklin Pelagos Commodities Strategy Fund, Class R6	5,209,062	a	-	2,118,009	3,091,053	29,426,826		-	(3,391,716)	43.23%
Franklin Pelagos Managed Futures Strategy Fund	511,630		-	511,630	-	-	b	-	(802,743)	-
Franklin Real Estate Securities Fund, Class R6	2,199,870		5,060	60,179	2,144,751	40,364,222		94,528	95,601	8.67%
Franklin Rising Dividends Fund, Class R6	4,856,020		9,882	169,420	4,696,482	230,033,696		476,514	1,236,400	1.46%
Franklin Small Cap Grow th Fund, Class R6	724,816		-	15,364	709,452	14,359,316		-	19,315	0.84%
Franklin Strategic Income Fund, Class R6	10,670,983		219,583	182,331	10,708,235	113,078,962		1,311,583	(8,465)	1.30%
Franklin Templeton Emerging Market Debt Opportunities Fund	5,193,280		-	81,811	5,111,469	60,264,218		-	(96,885)	10.14%
Franklin U.S. Government Securities Fund, Class R6	35,178,492		646,275	612,247	35,212,520	228,881,379		2,218,257	(125,543)	3.21%
Franklin Utilities Fund, Class R6	6,924,389		54,608	191,728	6,787,269	110,021,630		854,615	165,881	2.06%
Institutional Fiduciary Trust Money Market Portfolio	41,441,411		134,475,012	141,261,836	34,654,587	34,654,587		-	-	0.18%
Mutual European Fund, Class R6	5,648,509		-	189,306	5,459,203	135,333,644		-	94,654	4.37%
Templeton China World Fund, Class R6	798,094		-	17,086	781,008	26,811,989		-	(29,451)	3.58%
Templeton Foreign Fund, Class R6	18,004,006		-	720,381	17,283,625	142,589,909		-	137,357	1.92%
Templeton Frontier Markets Fund, Class R6	3,315,755		-	87,112	3,228,643	58,696,727		-	30,215	3.89%
Templeton Global Total Return Fund, Class R6	25,067,740		490,410	409,861	25,148,289	337,238,557		3,542,930	(420,342)	3.96%
Total						$2,634,236,941		$9,586,163	$594,782

aEffective January 10, 2014, the Underlying Fund's shares w ere exchanged to Class R6.
bAs of March 31, 2014, no longer held by the fund.
cRounds to less than 0.01%.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 27, 2014